Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Products Supplied Under Agreement

The following table provides a summary of deferred revenue balances for the Novo Amendment, CH Agreement and NK License Agreement as of December 31:

	2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308

	2020
	Current	Non-Current	Total
	$	$	$
Novo Amendment	2,193	3,289	5,482
Total	2,193	3,289	5,482

The following table provides a summary of revenue recognized for the Strongbridge agreement and Novo Amendment:

	Years ended December 31,
	2021	2020	2019
	$	$	$
License fee associated with the Strongbridge Agreement	—	68	74
License fee associated with the Novo Amendment (of which $1,670 (2020 - $264 and 2019 - $nil) in deferred revenue was recognized)	1,670	843	—
Development services associated with Novo Amendment	3,337	—	—
Product sales associated with Novo Supply Agreement (of which $nil (2020 - $852 and 2019 - $nil) in deferred revenue was recognized for prepayments received from Novo)	—	2,370	129
Royalties associated with the Strongbridge Agreement	—	56	45
Royalties associated with the Novo Amendment	68	11	—
Supply chain revenue associated with the Novo Supply Agreement (of which $nil (2020 - $67 and 2019 - $nil) in deferred revenue was recognized upon sale of Macrilen™ to Novo)	185	304	284
Total	5,260	3,652	532

Summary of Products Supplied Under Agreement

	Years ended December 31,
	2021	2020	2019
	$	$	$
License fee associated with the Strongbridge Agreement	—	68	74
License fee associated with the Novo Amendment (of which $1,670 (2020 - $264 and 2019 - $nil) in deferred revenue was recognized)	1,670	843	—
Development services associated with Novo Amendment	3,337	—	—
Product sales associated with Novo Supply Agreement (of which $nil (2020 - $852 and 2019 - $nil) in deferred revenue was recognized for prepayments received from Novo)	—	2,370	129
Royalties associated with the Strongbridge Agreement	—	56	45
Royalties associated with the Novo Amendment	68	11	—
Supply chain revenue associated with the Novo Supply Agreement (of which $nil (2020 - $67 and 2019 - $nil) in deferred revenue was recognized upon sale of Macrilen™ to Novo)	185	304	284
Total	5,260	3,652	532

Summary of Cash and Cash Equivalents
	December 31,
	2021	2020
	$	$
Cash on hand and balances with banks	55,600	23,920
Interest-bearing deposits with maturities of three months or less	9,700	351
	65,300	24,271